4. Intangible Assets: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
2018	$ 246,212
2019	246,212
2020	246,212
2021	246,212
2022	246,212
Sub-total	1,231,060
2023	62,491
Total	$ 1,293,551